SHAREHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)
22.	SHAREHOLDERS’ EQUITY (DEFICIT)

(a)	Share capital

The Capital Increase – Capitalization of Credits amounting to R$10,600,097 with the issue of 1,514,299,603 new book-entry, registered common shares without par value was ratified by the Board of Directors on July 20, 2018. The fair value of the shares issued was R$11,613,980.

On October 28, 2018, the Company commenced the issuance and delivery of warrants and ADWs exercised by their holders and issued 115,913,355 common shares. The process was concluded on January 4, 2019. The Warrants that were not exercised on or prior to January 2, 2019 have been cancelled.

Subscribed and paid-in capital is R$32,038,471 (R$21,438,374 in 2017), represented by the following shares, without par value:

	Number of shares (in thousands)
	2018	2017
Total capital in shares
Common shares	2,298,247	668,034
Preferred shares	157,727	157,727

Total	2,455,974	825,761

Treasury shares
Common shares	32,030	148,282
Preferred shares	1,812	1,812

Total	33,842	150,094

Outstanding shares
Common shares	2,266,217	519,752
Preferred shares	155,915	155,915

Total outstanding shares	2,422,132	675,667

Common and preferred shareholders have different rights in relation to dividends, voting rights and in case of liquidation, as determined by the Company’s by-laws. In this way, basic and diluted earnings per share were calculated based on the profit of the period available for them.

Basic and diluted earnings (losses) per share

Basic

Basic earnings per share are calculated by dividing the profit attributable to the Company’s controlling shareholders, available to holders of common and preferred shares, by the weighted average number of common and preferred shares outstanding during the period.

Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding common and preferred shares to presume the conversion of all diluted potential shares. The Company currently has no potential dilutive shares.

	2018	2017	2016
Net income (loss) attributable to owners of the Company	27,369,422	(3,736,518)	(15,502,132)

Net income (loss) allocated to common shares – basic and diluted	24,525,692	(2,874,290)	(11,924,904)
Net income (loss) allocated to preferred shares – basic and diluted	2,843,730	(862,228)	(3,577,228)

Weighted average number of outstanding shares
(in thousands of shares)
Common shares – basic and diluted	1,344,686	519,752	519,752
Preferred shares – basic and diluted	155,915	155,915	155,915

Net income (loss) per share (in Reais):
Common shares – basic and diluted	18.24	(5.53)	(22.94)
Preferred shares – basic and diluted	18.24	(5.53)	(22.94)

On January 16, 2019, the Company issued 1,530,457,356 common shares to holders of subscription rights. On January 21, 2019, the Company issued 91,080,933 common shares to holders of subscription rights that had requested subscriptions for excess common shares. On January 25, 2019, 1,604,268,162 New Common Shares were subscribed and paid in. This concluded the Capital Increase process, through the subscription and payment of all 3,225,806,451 New Common Shares issued as part of the Capital Increase – New Funds, representing a contribution of new funds for the Company totaling R$4,000,000,000.00. This transaction will have an impact on the earnings per share for the next fiscal year, as the current shareholders will be diluted.

(a)	Capital reserves

Capital reserves consist mainly of the Special Reserve on Merger that is represented by the corporate reorganizations primarily due to the corporate reorganization approved on February 27, 2012. In 2015, the increase in this reserve refers to net assets recorded that are related to the merger of TmarPart.

Restructured Senior Notes convertible into equity instruments:

In light of the new terms, the senior notes were settled by issuing the following:

We highlight below the main features of the securities that qualify as debt instrument (Note 1):

•	Common shares issued by Oi and currently held by PTIF;

•	New I Common Shares that will be due as a result of the capital increase, through the capitalization of the claims, New I Common Shares;

•	Subscription Warrants.

For measurement purposes of the amount recognized for each of the transactions qualifiable as an equity instrument, referred to above, the Company hired an independent specialized consulting firm to estimate the fair value of the stock, using discounted cash flow valuation methodology (fair value hierarchy, Level 3), considering the following main assumptions: (i) variable discount rate: in reais (BRL) in nominal terms, according to the CAPM methodology, variable due to year-on-year changes in debt / equity ratio ranging from 14.0% to 16.4%; (ii) terminal growth rate of 4.0% , according to long-term Brazilian inflation, projected by the Central Bank.

Fair Value of Restructured Senior Notes
New I Common Shares	10,070,116
Delivery of treasury shares	773,072
Subscription Warrants	770,792

11,613,980

In July 2018, the related new shares and treasury shares were delivered to the holders of Qualified Senior Notes, as provided for in the JRP.

(b)	Treasury shares

Delivery of treasury shares

On July 27, 2018, the Company delivered 116,251,405 common shares, previously held by PTIF, to the Qualified Bondholders, as part of the restructuring of the qualified bonds (Note 1). The carrying amount of the derecognized treasury shares R$2,727,842, recognized as a contra entry to the capital reserve.

(c)	Other comprehensive income

The Company recognizes in this line item other comprehensive income, which includes actuarial gains and losses, foreign exchange differences arising on translating the net investment in foreign subsidiaries, and the tax effects related to these components, which are not recognized in the statement of profit or loss.